Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Oct. 31, 2018
Document Effective Date	Oct. 31, 2018
Prospectus Date	Oct. 31, 2018
AllianzGI Green Bond Fund | Class P
Prospectus:
Trading Symbol	AGBPX
AllianzGI Green Bond Fund | Class A
Prospectus:
Trading Symbol	AGBFX
AllianzGI Green Bond Fund | Institutional Class
Prospectus:
Trading Symbol	ABGTX